Investment Strategy - Build Bond Innovation ETF	Jan. 26, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through investing in a non-diversified portfolio of U.S. dollar-denominated, investment-grade bonds of U.S. and non-U.S. issuers and private credit instruments, either directly or indirectly via unaffiliated ETFs (“Underlying Funds”) (the “Fixed Income Strategy”) and long call or long put options linked to the performance of an equity, ETF, or index (collectively, the “Reference Asset”) (the “Equity Option Overlay Strategy”). Under normal market conditions, the Fund invests 80% or more of its assets (defined as net assets plus any borrowing for investment purposes, if any) in bond instruments (“80% investment policy”).

The Fund seeks to achieve its capital appreciation objective via two sources: (1) total return on the Fixed Income Strategy, and (2) total return on the Equity Option Overlay Strategy. The Fund seeks to achieve its risk mitigation objective by: (1) maintaining a moderate duration, investment grade (BBB- equivalent or better) average credit quality risk profile of its holdings in public credit instruments; (2) maintaining the Fund’s allocation to private credit securities to between 0% and 15% of its holdings, and (3) maintaining the Fund’s allocation to the Equity Option Overlay Strategy to between 0% and 10% of its holdings. The Fund does not intend to invest in loans collateralized by digital assets other than Bitcoin.

Fixed Income Strategy

Public Credit Instruments

The Fund defines public credit instruments to include: (i) bonds, (ii) bills, (iii) notes, (iv) loans, (v) debentures, (vi) mortgage-backed securities (“MBS”), (vii) consumer asset-backed securities (“ABS”), such as credit card and auto loan receivables, (viii) commercial mortgage-backed securities (“CMBS”) and (ix) any other debt or debt-related securities of any maturities, whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof, or corporate and commercial entities, and having fixed, variable, floating or inverse floating rates.

In forming the part of the Fund’s portfolio that make up the Fund’s public credit instruments, the Adviser selects a portfolio of securities it believes best maximizes the Fund’s expected total return potential while maintaining a risk profile consistent with a moderate duration and investment grade average credit quality in its holdings. In analyzing individual securities for inclusion or removal from the Fund’s public credit instrument holdings, the Adviser evaluates individual fixed income securities or Underlying Funds on a relative value basis in a manner that the Adviser believes to be most consistent with the Fund’s stated objectives. Under normal circumstances, the Fund will maintain an investment portfolio of public credit instruments with a weighted average duration of no less than 1 year and no more than 8 years. The Fund anticipates an average maturity of holdings in the public credit instruments of no less than 1 year and no more than 10 years, with no constraint on maturity for any individual fixed income security.

Floating rate loans are debt instruments with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule, or prevailing interest rates. The Fund invests in U.S. dollar denominated senior floating rate loans of domestic and foreign issuers. Senior floating rate loans are debt instruments that may have a right to payment that is senior to most other debts of borrowers. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions, which may from time to time prepay their loan obligations in response, for example, to changes in interest rates. Senior loans in which the Fund may invest include secured and unsecured loans. Generally, secured floating rate loans are secured by specific assets of the borrower.

The Fund invests in U.S. dollar denominated public credit instruments of investment grade quality - i.e., recognized as BBB- or higher by at least one NRSRO (e.g., Standard & Poor’s, Moody’s, or Fitch), or if unrated by an NRSRO, of comparable quality in the opinion of the Adviser. The Fund may invest up to 15% of its net assets in credit instruments that are unrated by an NRSRO. The Fund may own these credit instruments directly or by investing in Underlying Funds which invest primarily in credit instruments. The collateral associated with the credit instruments the Fund may invest includes, but is not limited to, the borrower’s assets such as financial assets including stocks, bonds, insurance policies, accounts receivable, or other credit instruments; or real assets such as real estate, infrastructure, physical property and equipment, inventories, precious metals, or Bitcoin.

The Adviser considers potential credit instrument investments, or investment in an Underlying Fund by evaluating credit quality, nominal yield and spread. With respect to credit quality, the Adviser utilizes its own research, as well as third-party investment research, ratings, and analyses provided by credit ratings agencies (e.g., Moody’s, Standard & Poor’s and Fitch) and other investment research publishers.

Private Credit Instruments

The Fund defines private credit instruments to include, but not limited to, (i) consumer finance, (ii) residential mortgage loans, (iii) loans backed by collateral, (iv) commercial real estate, (v) hard assets (through securitized loans) and (vi) financial assets. Private credit instruments include a wide range of credit instruments, such as instruments brokered directly between a borrower and lender (or group of lenders) without intermediation through public debt markets, issued in private offerings, and/or originated by non-bank lenders.

In forming the part of the Fund’s portfolio that make up the Fund’s private credit instruments, the Adviser selects private credit instruments that are directly originated (bespoke lending arrangements between a borrower and lender without the intermediation of a financial entity), issued in private offerings, issued by private companies, and/or issued to borrowers by non-bank lenders (i.e., non-bank lending instruments). The Fund may invest in private credit instruments that are secured, where the borrower has pledged an asset that it owns (collateral) to obtain financing. Collateral associated with the credit instruments the Fund may invest includes, but is not limited to, the borrower’s assets such as financial assets including stocks, bonds, insurance policies, accounts receivable, or other credit instruments; or real assets such as real estate, infrastructure, physical property and equipment, inventories, precious metals, or Bitcoin.

The percentage allocation of Fund investments to private credit will be no more than 15% of the Fund’s net assets and will vary between 0% to 15% of the Fund’s net assets depending on several factors, including the portfolio managers’ viewpoints regarding availability of private credit instruments, market conditions, credit analysis, and other factors the portfolio managers deem to be relevant at any given time. The Fund may also seek to achieve exposure to these instruments through investments in private funds.

The Fund may invest up to 15% of its net assets in private credit instruments deemed to be illiquid (either directly or by investing in Underlying Funds). Under normal conditions, illiquid investments may take more than 7 calendar days to sell.

Private credit instruments generally are not publicly traded. The Adviser will not negotiate any terms of any private credit instruments and terms will be negotiated and determined by an originator.

Bitcoin

The Fund may from time to time invest in public and private credit instruments with a secured contractual interest in Bitcoin owned by the borrower, subject to security and control agreements. Loans in which the Adviser currently intends to invest are collateralized by a Specified Unit of Beneficial Interest (the “SUBI”), a Uniform Commercial Code Article 8 security. The SUBI is backed by Bitcoin that the borrower must deposit into a multi-signature three-way vault. The security and control agreements are designed to provide certain protections, including protections of overcollateralization. The agreements are signed by borrowers as part of the loan application process to protect for over collateralization, among other things.

The Fund will not invest directly in Bitcoin, exchange-traded commodity-based trusts whose business consists solely of buying and holding Bitcoin, or other exchange-traded products that seek to provide “pure-play” or leveraged exposure to Bitcoin. Furthermore, the Fund will not take direct possession of a borrower’s Bitcoin under transfer or other workout activities in the event of adverse or distressed credit scenarios. As security for the payment and performance of the loan, including the payment of any outstanding principal balance, any accrued but unpaid interest and any other amounts due, the borrower grants to the lender a continuing security interest in all of the borrower’s rights, title, and interest in the SUBI.

The Bitcoin-backed loans are originated by third-party servicers that the Adviser conducts extensive and thorough due diligence on. As of the date of this Prospectus, the minimum size of a Bitcoin-backed loan is $150,000. Over time the principal amount of a loan may fall below this number, as borrowers are allowed to prepay their loan’s principal in whole or in part without penalty. The minimum loan size may change over time as well. The loan amount may differ based on the servicer that originates the loan. The borrowers of the bitcoin-backed loans are U.S.-based commercial borrowers who have chosen to hold Bitcoin as a treasury asset on their business’ balance sheet. All borrowers are reviewed by the servicer to ensure eligibility for a loan.

The servicer and Adviser both monitor the loan-to-value ratios of the loans. As of the date of this Prospectus, the loans in which the Adviser currently invests in are originated with a 50% loan-to-value ratio. A loan’s loan-to-value ratio will fluctuate over the life of a loan as the market value of the collateral changes and borrower paydowns may occur. For the Adviser’s existing similar investments, the average loan-to-value ratio of the Fund’s portfolio of Bitcoin-backed loans was 36.82% as of September 30, 2025, and individual loans have ranged from just above 0% to the 51% maximum.

Equity Option Overlay Strategy

Under normal market circumstances, the Fund uses call and put option strategies to seek to obtain total return within the desired risk profile. The Fund ordinarily will implement call or put option strategies on the Reference Asset. Call options give the Fund the right but not the obligation to buy the Reference Asset at a specified price (the “strike price”) within a specific time period. Put options give the Fund the right but not the obligation to sell the Reference Asset at a specified price (the “strike price”) within a specific time period. The Fund pays a fee to purchase a call or put option, which is called the premium. In return for the payment of the premium, the Fund is entitled to purchase (sell) the Reference Asset from the writer of the call (put) option at a value equal to the difference between the market price of the Reference Asset and the exercise price of the option, if the value of the call (put) option is above (below) its exercise price. When the call (put) option expires and the Fund has not exercised the call option because the value of the call (put) option is below (above) its exercise price, the Fund loses the premium paid. The Fund may sell call or put options but only to close out an existing call option the Fund owns (“sell to close”).

Pursuant to the Fund’s option strategy, the Fund invests in a series of call or put options on the Reference Asset. The Adviser selects an option based upon its evaluation of the option’s cost, strike price, expiration and price sensitivity to the Reference Asset. The Adviser may purchase an option on the Reference Asset that has a strike price above, at or below the price of the Reference Asset. Through the purchases of a series of call options, the Adviser is seeking total return for the Fund to the extent the price of the Reference Asset rises more than the premium paid by the Fund for the call options. When the price of the Reference Asset declines and the call options go unexercised, the Fund’s total return declines as the return is reduced by the premium the Fund paid for the call option. Through the purchases of a series of put options, the Adviser is seeking total return for the Fund to the extent the price of the Reference Asset decreases less than the premium paid by the Fund for the put options. When the price of the Reference Asset rises and the put options go unexercised, the Fund’s total return declines as the return is reduced by the premium the Fund paid for the put option.

The Adviser employs a risk management process to mitigate the risks associated with the option strategy. In addition, under normal market conditions, no more than 10% of the value of the Fund’s net assets will be subject to the Fund’s option strategy and no more than 2.5% of the Fund’s net assets will be subject to any single option. In addition, the Adviser considers the impact of transaction costs associated with implementing the Fund’s option strategy, including whether the potential benefits achieved in rising markets exceeds the negative impact of transaction costs associated with purchasing call or put options. Under conditions of extreme stress or volatility in broader financial markets, including those in the Reference Asset, the Fund will incur increased transaction costs.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests 80% or more of its assets (defined as net assets plus any borrowing for investment purposes, if any) in bond instruments (“80% investment policy”).